Note 14 - Commitments and Contingencies (Details) - Minimum Future Lease Payments under Non-cancelable Operating Leases (USD $)	Dec. 31, 2013
Minimum Future Lease Payments under Non-cancelable Operating Leases [Abstract]
2014	$ 105,643
2015	90,225
Total	$ 195,868